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September 14, 1999


VIA EDGAR

________________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Peoples Benefit Life Insurance Company Separate Account V -
     Personal Manager Variable Annuity
     File No. 33-72838, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund and Strong Variable Insurance Funds, Inc.. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Variable Insurance Products Fund (CIK: 356494) filed August 27, 1999
 .  Variable Insurance Products Fund II (CIK: 831016) filed August 27, 1999
 .  Dreyfus Variable Investment Fund (CIK: 813383) filed August 30, 1999
 .  Strong Variable Insurance Funds, Inc. (CIK: 883644) filed September 7, 1999

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel